Income Taxes - Components of Income Tax Expense Benefit (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Current income tax	$ (162,820,181)	$ (162,033,295)	$ (84,003,064)
Adjustments to current tax from the previous period	(1,127,646)	(710,740)	(7,307,511)
Other current tax benefit / (expense)	15,934,106	21,380,071	(34,995,137)
Current tax expense, net	(148,013,721)	(141,363,964)	(126,305,712)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	4,671,420	29,960,782	16,693,113
Total deferred tax benefit / (expense)	4,671,420	29,960,782	16,693,113
Income tax expense	$ (143,342,301)	$ (111,403,182)	$ (109,612,599)